SCHEDULE OF RELATED PARTIES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Amounts due from related parties	$ 110,242	$ 84,838
Hongye Financial Consulting (Shenzhen) Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 110,242	$ 84,838